Earnings per share (Details) - Schedule of diluted net loss per share attributable to common stockholders - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of diluted net loss per share attributable to common stockholders [Abstract]
Convertible preferred stock	1,048	1,048
Stock options to purchase common stock	8,866		5,579
Restricted stock units	3,054
Performance stock units	1,453
Warrants to purchase common stock	11,347
Total	25,768	1,048	5,579